Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORE EQUITY FUND
Administrator Class

Supplement dated August 10, 2010, to the Prospectus dated July 19, 2010.

This Supplement contains important information about the Fund referenced above.

The ticker and fund number listed on page 31 of the above mentioned prospectus for the Core Equity Fund are hereby deleted and replaced with the following:

Ticker:	EVVTX	Fund Number:	225

LCAM080/P103SP